STOCKHOLDERS EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
STOCKHOLDERS EQUITY (Tables)
Schedule of Warrants
	Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2021	20,928,767	$1.45
Issued	10,596,027	0.63
Amended and restated	(9,206,120)	1.72	(1)
Amended and restated	9,206,120	0.63	(1)
Outstanding at September 30, 2022	31,524,794	$0.86

	Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2019	10,519,945	$1.94
Issued	11,310,480	0.98
Exercised	(877,202)	1.93
Expired	(4,354,144)	1.93
Outstanding at December 31, 2020	16,599,079	$1.29
Issued	5,131,264	2.00
Exercised	(801,576)	1.54
Outstanding at December 31, 2021	20,928,767	$1.45

Outstanding stock options
	Options Outstanding at December 31, 2021		Options Exercisable and Vested at December 31, 2021
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Exercise Price
$0.66 to $1.85	539,500	8.1	237,171	$1.43
$1.97 to $11.20	135,750	4.7	37,000	$7.60
$41.40 to $63.20	19,500	4.7	19,500	$46.54
$68.40 to $748.00	4,817	2.4	4,817	$103.99
	699,567	7.3	298,488	$6.80

Options vested and expected to vest
	Number of Option Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Weighted Average Remaining Contractual Life (Years)
Vested	296,488	$6.80	$190	7.4
Vested and expected to vest	655,451	$4.13	$190	7.3

Shares available for grant under the Plan
Shares Available for Grant
Balances, at December 31, 2019	697,500
Options granted	(341,000)
Balances, at December 31, 2020	356,500
Additional shares reserved	750,000
Options granted	(378,750)
Options cancelled/forfeited	92,000
Balances, at December 31, 2021	819,750

Shares available for grant
Shares Available for Grant
Balances, at December 31, 2021	-
Shares reserved under 2022 Plan	1,100,000
Shares rolled over from 2016 Plan	819,750
Options granted	(571,250)
Options cancelled/forfeited	195,000
Balances, at September 30, 2022	1,543,500

Stock options activity
	Outstanding Options
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balances at December 31, 2019	52,500	$5.89
Options granted	341,000	$1.18
Balances at December 31, 2020	393,500	$1.81
Options granted	378,750	$1.88
Options exercised	(17,000)	$1.18
Options cancelled/forfeited	(92,000)	$1.59
Balances at December 31, 2021	663,250	$1.90	$190	(1)

Schedule of outstanding stock options
	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balances at December 31, 2021	-	$-
Options granted	571,250	$0.62
Balances at September 30, 2022	571,250	$0.62

Schedule of Estimated fair value of options granted
For the nine months ended September 30, 2022

Risk-free interest rate (weighted average)	3.08%
Expected volatility (weighted average)	102.01%
Expected term (in years)	7
Expected dividend yield	0.00%

	For the year ended December 31,
	2021	2020
Risk-free interest rate (weighted average)	0.72%	1.02%
Expected volatility (weighted average)	101.60%	97.63%
Expected term (in years)	6.7	7
Expected dividend yield	0.00%	0.00%

Schedule of Stock Option Plan
Balances at December 31, 2021	36,317	$42.26
Options cancelled/forfeited	(17,597)	$28.00
Balances at September 30, 2022	18,720	$55.66

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balances at December 31, 2019	191,706	$93.40
Options cancelled	(134,058)	$113.64
Balances at December 31, 2020	57,648	$46.34
Options cancelled	(21,331)	$53.28
Balances at December 31, 2021	36,317	$42.26	$-	(1)

Stock Activity Plan
Balances at December 31, 2021	663,250	$1.90
Options cancelled/forfeited	(195,000)	$1.62
Balances at September 30, 2022	468,250	$2.02